Container Purchases - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) Property
Property, Plant and Equipment [Line Items]
Intangible asset for the management rights relinquished	$ 156
Container Purchases
Property, Plant and Equipment [Line Items]
Number of containers purchased | Property	33,400
Cash purchase consideration	$ 48,088
Intangible asset for the management rights relinquished	156
Container Purchases | Purchaser One
Property, Plant and Equipment [Line Items]
Total purchase consideration	$ 48,244